FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE K—FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents, accounts receivable, accounts payable and accrued expenses

The carrying amounts of these items are a reasonable estimate of their fair values because of the current maturities of these instruments.

Debt

As of September 30, 2012 and December 31, 2011, rates currently available to the Company for long term borrowings with similar terms and remaining maturities are used to estimate the fair value of existing borrowings at the present value of expected cash flows. As of September 30, 2012 and December 31, 2011, the fair value of debt differed from the carrying amount due to interest terms on the notes with the 3D Creditors and Mr. Martell. At September 30, 2012 and December 31, 2011 the aggregate fair value of debt, with an aggregate carrying value of $6,828 and $7,487, respectively, is estimated at $6,693 and $7,356, respectively. The calculation of the aggregate fair value of debt is based on the estimated future cash flows discounted at terms by which the Company projects it could borrow such funds from unrelated parties.

NOTE M—FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

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Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•	Level 3—Inputs that are both significant to the fair value measurement and unobservable.

Assets measured at fair value

The Company’s non-financial assets, such as goodwill, intangible assets and property and equipment, are measured at fair value when an impairment charge is recorded. Such impairment charges incorporate fair value measurements based on Level 3 inputs. In connection with its annual assessment and review of goodwill in 2010, the Company identified and recorded impairment charges for the remaining amount of goodwill or $7,831. See additional discussion at Note F, Goodwill and Other Intangible Assets.

Cash, accounts receivable, accounts payable and accrued expenses

The carrying amounts of these items are a reasonable estimate of their fair values because of the current maturities of these instruments.

Debt

As of December 31, 2011 and 2010, rates currently available to the Company for long-term borrowings with similar terms and remaining maturities are used to estimate the fair value of existing borrowings at the present value of expected cash flows. As of December 31, 2011, the fair value of debt differed from the carrying amount due to unfavorable interest terms on the subordinated debt. At December 31, 2011 and 2010, the aggregate fair value of debt, with an aggregate carrying value of $7,487 and $9,786, respectively, is estimated at $7,356 and $9,884, respectively, based on the estimated future cash flows discounted at terms at which the Company estimates it could borrow such funds from unrelated parties.